Facility Operating Lease	12 Months Ended
Jun. 30, 2025
Facility Operating Lease [Abstract]
Facility Operating Lease

Note 6 – Facility Operating Lease

On April 1, 2021, the Company commenced a 5-year operating lease for a facility in Santa Barbara, California with total lease payments of $782 thousand. The Company determined the lease constitutes a Right of Use (ROU) asset and has recorded the present value of the lease payments as an asset and liability per ASC 842. The lease agreement waived the first three months of rent with payments commencing July 1, 2021. At the commencement of the lease, the net present value of the lease payments was $768 thousand. In addition to these lease payments, the Company is also responsible for its shares of common area operating expenses and electricity. Such expenses are considered variable costs and are not included in the measurement of the lease liability. The lease agreement also provides for the option to extend the lease for two additional sixty-month periods. On July 1, 2023, one of the two options to extend was considered reasonably certain of exercise, and the Company remeasured the ROU asset and lease liability. The Company recorded the net present value of $1.2 million for both the ROU asset and lease liability on July 1, 2023.

The following table presents maturities of operating lease liabilities on an undiscounted basis as of June 30, 2025 ($ in thousands):

For the years ending June 30,
2026	$173
2027	178
2028	182
2029	187
2030	191
Thereafter	146
Total	1,058
Less imputed interest	(117)
Total lease liability - operating	941
Less: lease liability - operating, current portion	138
Lease liability - operating, long-term portion	$803

The lease term and the discount rate for the lease at June 30, 2025 are 5.8 years and 4.00%, respectively. The total lease expenses were $168 thousand and $167 thousand for the years ended June 30, 2025 and 2024, respectively. The variable costs for common area operating expenses and electricity were $231 thousand and $240 thousand for the years ended June 30, 2025 and 2024, respectively.